Investment Strategy	May 01, 2026
RMB Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund pursues its investment objective by investing in a diverse portfolio primarily consisting of common stocks of U.S. companies.
The Fund generally invests in high quality companies of all market capitalizations with a focus on businesses that have sustainable, long term competitive advantages. Portfolio companies may range from small and mid-sized businesses that are earlier in their growth life cycle, to larger more mature companies that return capital to shareholders through increasing dividend payments and share buy-backs. High quality companies are generally defined as companies with product leadership, that have potential for sustained operating and revenue growth and that are run by strong management teams that allocate shareholder capital wisely and align their economic interests with shareholders. The Fund employs a long-term approach when selecting stocks and seeks to own businesses that have durable franchises that can weather the ups and downs of volatile business cycles.
From time to time, the Fund may invest in companies that are experiencing unusual and possibly unique developments. Potential investments in the stock of these companies are usually the result of companies uncovered in the research process that do not meet the criteria employed by the Fund but may have opportunities for significant returns. These companies are deemed “special situations.” Special situations include companies going through reorganizations, recapitalizations, mergers, spin-offs, or facing resolutions of litigation, management team changes, or impacts of significant technological improvements or discoveries.
The Fund’s investment strategy seeks to build wealth over time by purchasing the stock of high quality growth companies that are deemed to be trading below their intrinsic value. The Fund’s portfolio is constructed on a stock by stock basis. Position sizes are determined based on current portfolio characteristics, valuation, the risk/reward profile and confidence in the company. The Fund may consider larger macro-economic trends, and will occasionally pursue investment themes across multiple holdings, when constructing the portfolio. The Fund seeks to manage risk by diversifying its holdings across sectors and industries. The Fund typically owns 30-40 stocks which is intended to allow for enough diversification to minimize risk, but enough concentration to allow the highest conviction ideas to impact the portfolio. Typically, a position will be sold if a core tenet for ownership has been violated, if valuation discounts substantially all of the upside of a company, or if a better use of capital presents itself.
Strategy Portfolio Concentration [Text]	The Fund typically owns 30-40 stocks which is intended to allow for enough diversification to minimize risk, but enough concentration to allow the highest conviction ideas to impact the portfolio.
RMB Mendon Financial Services Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of U.S. companies that are in the financial services industry. The Fund includes the market value of derivatives that provide exposure to the financial services industry in determining compliance with the Fund’s 80% investment policy. The Fund may invest in companies of any size, but, under normal conditions, the Fund invests primarily in mid-, small- and micro-capitalization financial services companies. For this purpose, the Fund defines a mid-, small-, and micro-capitalization company as any company with a market capitalization within the range of the market capitalizations of the constituents of the NASDAQ Bank Index, which as of March 31, 2026 ranged from $26 million to $42 billion. For purposes of selecting investments, the Fund defines the financial services industry broadly. It includes (but is not limited to) the following:
•Banks
•Insurance companies
•Consumer and commercial finance companies
•Securities brokerage firms and electronic trading networks
•Investment management and advisory firms
•Financial conglomerates
•Financial technology companies

Ordinarily, the Fund’s portfolio will be invested primarily in common stocks. In selecting stocks, the Fund’s sub-adviser uses a combination of growth and value style investment criteria. Growth criteria include such items as capable management, attractive business niches, sound financial and accounting practices and/or demonstrated ability to sustain growth in revenues, earnings and cash flow. Value criteria include companies that appear to be undervalued based on their balance sheets or individual circumstances, temporarily distressed, or poised for a merger or acquisition.
The Fund may also invest in companies that may experience unusual and possibly unique developments, or “special situations,” which may create a special opportunity for significant returns. Special situations include: significant technological improvements or discoveries; reorganizations, recapitalizations, mergers or spin-offs; resolutions of litigation; management team changes or material changes in company policies; and actual or potential changes in control of a company.
The sub-adviser constructs the Fund’s portfolio using both a top-down and bottom-up analysis. Examples of top-down analysis include the study of interest rates, credit trends and other macroeconomic factors that broadly affect the financial services industry. Examples of bottom-up analysis include industry screens, sell-side company research reports, company models and other fundamental research that are used to construct the Fund’s portfolio on a stock-by-stock basis. The sub-adviser attempts to identify how various financial services sub-sectors and the individual companies therein will move in reaction to market events. Each potential investment is evaluated by weighing its potential for gain against its associated risks. Because of the way the sub-adviser constructs the Fund’s portfolio, there may be times when the Fund’s investments are focused in one or more financial services sub-sectors and/or a limited number of regions of the U.S.
The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into other opportunities.
The Fund may also use derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The Fund will limit its derivatives exposure to 10% of its net assets. The Fund expects that its primary investments in derivatives will be in written covered call options and long call options.
Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of U.S. companies that are in the financial services industry.
RMB International Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund pursues its investment objective by investing, under normal conditions, in at least three different countries and at least 40% of its total assets in securities of non-U.S. issuers organized or having their principal place of business outside the U.S. or doing a substantial amount (more than 50%) of business outside the U.S. Investments in exchange-traded funds (“ETFs”) based on non-U.S. market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above.
The Fund’s non-U.S. investments will be primarily in developed markets, but the Fund may invest in emerging markets. As of the date of this Prospectus, the Fund’s investment adviser believes that developed markets outside the United States include, but may not be limited to, the following: Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America and Africa. There are no geographic limits on the Fund’s non-U.S. investments.
The Fund may invest in companies of any size, but primarily invests in mid-and large-capitalization companies and targeting a balanced allocation across this market capitalization spectrum. For this purpose, the Fund defines a mid- and large-capitalization company as any company with a market capitalization within the range of the market capitalizations of the constituents of the MSCI EAFE Index, which as of March 31, 2026 had a market capitalization range from $2.1 billion to $500.5 billion. At times the Fund may increase the relative emphasis of its investments in a particular region, country, sector, industry or other segment of the market.
The Fund primarily invests in equity securities, including common stocks, preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks. The Fund may also invest in real estate investment trusts (“REITs”), depositary receipts, including American, European and Global Depositary Receipts. The Fund’s investments may be hedged or unhedged to foreign currencies depending on the market opportunities.
The adviser uses a fundamental, bottom up approach to identify what it believes are quality companies, as evidenced by the durability of the company’s business model (strong competitive advantages and high barriers to entry), the company’s financial strength (greater returns on capital, free cash flow generation, healthy balance sheets), the presence of long-term growth, and value-accretive management teams.
From time to time the Fund may invest in companies that are experiencing unusual and possibly unique developments. Potential investments in the stock of these companies are usually the result of companies uncovered in the research process that are otherwise outside of the standard investment criteria employed by the Fund, but may have opportunities for significant returns. These companies are deemed “special situations”. Special situations include companies going through reorganizations, recapitalizations, mergers, spin-offs, or facing resolutions of litigation, management team changes, or significant impacts of technological improvements or discoveries.
The Fund will buy such quality companies when the adviser believes their fundamentals are mispriced relative to their long-term potential and when their stock prices reflect reasonable valuations.
Typically, a Fund will sell companies when fundamentals deteriorate, thus impairing the long-term quality of the business; when the market price exceeds the adviser’s estimate of intrinsic value; when the adviser’s investment thesis supporting its decision to purchase and hold the company is no longer valid; and/or when the adviser believes a more attractive risk/reward opportunity exists.
Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by investing, under normal conditions, in at least three different countries and at least 40% of its total assets in securities of non-U.S. issuers organized or having their principal place of business outside the U.S. or doing a substantial amount (more than 50%) of business outside the U.S. Investments in exchange-traded funds (“ETFs”) based on non-U.S. market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above.
RMB SMID Cap Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies with small- to mid- market capitalizations.  For this purpose, the Adviser defines a small- to mid- capitalization company as a company that has a market capitalization of between $500 million and $40.02 billion at the time of purchase. Equity securities in which the Fund invests consist primarily of common stocks, and may include other types of equity securities. The Fund may also invest in real estate investment trusts (“REITs”).
The Adviser actively manages the Fund by applying an economic return framework that seeks to identify attractively-priced companies at all stages of the corporate lifecycle that allocate capital in a way that creates long-term value. The Adviser’s economic return framework analyzes key determinants of success, such as cash flow, capital investments, credit worthiness and sales momentum. Taking into account a company’s stage in the corporate lifecycle, the Adviser evaluates the sustainability of the company’s economic returns and further evaluates potential investments to determine which stocks are most attractively priced. In managing the Fund, the Adviser seeks to construct a portfolio that is diversified across both economic sectors and corporate lifecycle. As a result of its lifecycle diversification, the Fund invests in both growth- and value-style equity securities. As part of the Adviser's investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Adviser believes to be the most financially material to a company's short-, medium, and long-term enterprise value at any given time. The Adviser defines materiality in terms of the impact on a company’s net income over the longer term. Specific ESG factors the Adviser considers at any given time vary greatly by geography and industry, and may also vary between companies within the same geographic region or industry.
The Adviser typically reduces positions or sells securities in the Fund for a variety of reasons, such as when the securities reach their target price or when a position would exceed 5% of the Fund’s net assets.
Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies with small- to mid- market capitalizations.
RMB Quality Intermediate Core Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a nationally recognized statistical rating organization (“NRSRO”) or, if a security is unrated, that the Fund’s investment adviser considers to be of comparable quality. Fixed income securities in which the Fund invest include U.S. government debt, U.S. government agency debt, taxable municipal bonds, corporate debt, non-corporate debt (including sovereign, supranational, foreign agency, or other government debt), and mortgage and asset backed securities. The Fund primarily invests in U.S. dollar denominated securities. The investment adviser intends to maintain in the Fund a minimum average overall portfolio quality rating of A3 by Moody’s and/or A- by Standard & Poor’s, excluding unrated securities.
In managing the Fund’s portfolio, the investment adviser seeks to generally capture the attributes of the Bloomberg Intermediate U.S. Government/Credit A+ Index (the “Bloomberg Benchmark”), including average effective duration, duration distribution of individual securities, quality, and convexity, while attempting to realize additional returns through sector allocation and security selection. The investment adviser seeks to manage the Fund’s portfolio-wide weighted average effective duration typically within +/- 20% of the effective duration of the Bloomberg Benchmark. Under certain market conditions, the Fund’s portfolio may have a longer or shorter weighted average effective duration. As of March 31, 2026, the effective duration of the Bloomberg Benchmark was 3.67. The investment adviser seeks to maintain the Fund’s portfolio-wide weighted average maturity between one to 10 years. From time to time, the Fund’s investments may be focused on issuers in the banking industry and/or the industrials sector. The Fund may invest in other investment companies, such as mutual funds and exchange-traded funds.

Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a nationally recognized statistical rating organization (“NRSRO”) or, if a security is unrated, that the Fund’s investment adviser considers to be of comparable quality.
RMB Quality Intermediate Tax-Exempt Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in municipal securities that pay interest that is exempt from federal income tax. The Fund also invests, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a nationally recognized statistical rating organization (“NRSRO”) or, if a security is unrated, that the Fund’s investment adviser considers to be of comparable quality. The investment adviser seeks to invest in federally tax-exempt municipal bond issues that have historically demonstrated lower degrees of credit volatility and consistent payment records compared to other municipal bond issues. Municipal bonds in which the Fund invest include general obligation issues, tax revenue issues, tollway and transportation issues, essential service revenue issues, and pre-refunded issues. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations. The Fund primarily invests in U.S. dollar denominated securities. The investment adviser intends to maintain in the Fund a minimum average overall portfolio quality rating of Aa3 by Moody’s and/or AA- by Standard & Poor’s, excluding unrated securities.
In managing the Fund’s portfolio, the investment adviser seeks to generally capture the attributes of the ICE BofA 1‑12 Year AAA-AA Index (the “ICE BofA Benchmark”), including average effective duration, duration distribution of individual securities, quality, and convexity, while attempting to realize additional returns through sector allocation and security selection. The investment adviser seeks to manage the Fund’s portfolio-wide weighted average effective duration typically within +/- 20% of the effective duration of the ICE BofA Benchmark. Under certain market conditions, the Fund’s portfolio may have a longer or shorter weighted average effective duration. As of March 31, 2026, the effective duration of the ICE BofA Benchmark was 4.32. The investment adviser seeks to maintain the Fund’s portfolio-wide weighted average maturity between one to 12 years. The Fund may invest in other investment companies, such as mutual funds and exchange-traded funds.

Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in municipal securities that pay interest that is exempt from federal income tax. The Fund also invests, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities that are rated investment grade or equivalent by a nationally recognized statistical rating organization (“NRSRO”) or, if a security is unrated, that the Fund’s investment adviser considers to be of comparable quality.